CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 5,039	$ 2,608	$ 1,793
Adjustments required to reconcile net income to net cash flows provided by operating activities:
Depreciation	1,781	1,592	1,508
Gain on sale of property and equipment		(2)
Exchange rate of long term loans		2	(38)
Share-based compensation	203	121	141
Transaction with controlling shareholder			22
Changes in deferred income tax assets, net	(2,550)	33	45
Increase in long-term tax receivables	(1,013)
Increase (decrease) in employee severance benefits, net	(5)	47	36
Decrease (increase) in trade receivables, net	2,260	(956)	(1,277)
Decrease (increase) in operating lease right-of-use assets	261	(5,868)	1,385
Increase (decrease)) in operating lease liabilities	(195)	5,942	(1,388)
Decrease (increase) in other receivables and prepaid expenses	(18)	(556)	598
Decrease (increase) in inventories	(1,023)	290	175
Increase (decrease) in trade payables	(451)	(449)	107
Increase (decrease) in other liabilities and accrued expenses	(414)	448	(529)
Net cash provided by operating activities	3,875	3,252	2,578
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(1,535)	(1,082)	(931)
Restricted deposit	(156)	(58)
Proceeds from disposals of property and equipment and repayment from insurance	44		125
Net cash used in investing activities	(1,647)	(1,140)	(806)
CASH FLOWS FROM FINANCING ACTIVITIES:
Short-term bank credit, net	(377)	(1,600)	(4,181)
Repayment of short-term loan from shareholder		(3,661)	561
Issuance of shares in rights offering, net		5,594	3,298
Repayment of long-term loans	(301)	(183)	(891)
Proceeds from long-term loans	3,063	1,141	558
Repayment of property and equipment payables	(261)	(477)	(477)
Net cash provided by (used in) financing activities	2,124	814	(1,132)
Effect of exchange rate on cash and cash equivalents	196	181	(4)
Increase in cash and cash equivalents	4,548	3,107	636
Cash and cash equivalents at the beginning of the year	4,735	1,628	992
Cash and cash equivalents at end of the year	9,283	4,735	1,628
SUPPLEMENTAL DISCLOSURES OF CASH FLOW ACTIVITIES:
Cash paid during the year for: Interest	29	163	232
Cash paid during the year for: Income taxes	57	37	43
Non-cash activities:
Purchase of property and equipment in credit	221	666	350
Right-of-use asset recognized with corresponding lease liability			$ 377